SCHWAB CAPITAL TRUST

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Target 2045 Fund

Schwab Target 2050 Fund

Schwab Target 2055 Fund

Schwab Target 2060 Fund

(each a fund and collectively, the funds)

Supplement dated January 29, 2019,

to each fund’s currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory

Prospectus and should be read in conjunction with the Statutory Prospectus.

Effective immediately, the Prospectus is being revised to reflect the addition of the following underlying fund in which the funds will invest.

Unaffiliated Small-Cap Equity Fund I	The fund seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. The fund’s portfolio managers use a growth-oriented investment style that emphasizes small U.S. companies.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

REG105776-00 (01/19)

00226094

SCHWAB CAPITAL TRUST

Schwab Balanced FundTM

Supplement dated January 29, 2019,

to the currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the

Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.

Effective immediately, the Prospectus is being revised to reflect the addition of the following underlying fund in which the Schwab Balanced Fund will invest.

Schwab Small-Cap Equity Fund	The fund seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in small-cap equity securities. Small-cap equity securities generally are securities with market capitalizations within the universe of the Russell 2000® Index at the time of purchase by the fund. The market capitalization range of the Russell 2000 Index was $52 million to $6.7 billion, as of June 29, 2018 (the most recent index reconstitution date), and will change as market conditions change. The fund seeks to assemble a portfolio with long-term performance that will exceed that of the Russell 2000 Index.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

REG105774-00 (01/19)

00226093